Balances with Related Companies - Summary of Amounts Due from/to Related Companies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 115	¥ 85
Amounts due from related companies, non-current	151	0
Amounts due to related companies	363	357
Prepayments of acquisition of long-term assets	1,302	1,222
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	14	10
Amounts due to related companies	174	225
Prepayments of acquisition of long-term assets	719	639
Associates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	72	57
Amounts due from related companies, non-current	151	0
Amounts due to related companies	14	13
Prepayments of acquisition of long-term assets	495	495
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	28	18
Amounts due to related companies	175	119
Prepayments of acquisition of long-term assets	88	88
Other related companies [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 1	¥ 0